Note 8 - Earnings Per Share - Income (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Basic	$ 1.21	$ 0.91	$ 1.72
Diluted	$ 1.19	$ 0.9	$ 1.69
Issued shares at beginning of period (in shares)	88,480,154	87,518,284	89,215,121
Effect of shares issued upon exercise of equity awards	1,074,963	944,983	1,003,925
Effect of share repurchases	0	0	(963,143)
Basic weighted-average number of shares in the period (in shares)	89,555,117	88,463,267	89,255,903
Effect of unexercised equity awards (in shares)	1,400,488	1,213,007	1,665,705
Diluted weighted-average number of shares in the period (in shares)	90,955,605	89,676,274	90,921,608